Investment Portfolio - September 30, 2023
(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 31.2%

Non-Convertible Corporate Bonds- 31.2%
Communication Services - 5.0%
Entertainment - 1.3%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	3,730,000	$3,328,656
Interactive Media & Services - 3.7%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	10,890,000	9,886,786

Total Communication Services		13,215,442

Consumer Discretionary - 4.1%
Broadline Retail - 4.1%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,700,000	1,327,486
(China), 4.00%, 12/6/2037	6,090,000	4,708,136
Amazon.com, Inc., 3.30%, 4/13/2027	5,230,000	4,921,873

Total Consumer Discretionary		10,957,495

Consumer Staples - 1.7%
Beverages - 1.7%
PepsiCo, Inc., 3.90%, 7/18/2032	5,010,000	4,559,717

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	945,000	942,589
Energy Transfer LP, 6.50%, 2/1/2042	6,320,000	6,028,552

Total Energy		6,971,141

Financials - 5.1%
Banks - 5.1%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,530,000	3,551,819
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	4,360,000	3,853,221
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	6,500,000	5,945,577

Total Financials		13,350,617

Industrials - 2.9%
Ground Transportation - 0.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	2,540,000	2,465,515

Trading Companies & Distributors - 2.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,000,000	2,571,942

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	2,890,000	$2,628,951
		5,200,893
Total Industrials		7,666,408

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
QUALCOMM, Inc.,
4.25%, 5/20/2032	3,495,000	3,235,611
5.40%, 5/20/2033	1,305,000	1,306,706

Total Information Technology		4,542,317

Materials - 1.0%
Metals & Mining - 1.0%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,870,000	2,579,997

Real Estate - 4.2%
Retail REITs - 2.7%
Simon Property Group LP, 2.65%, 2/1/2032	9,100,000	7,097,913

Specialized REITs - 1.5%
SBA Tower Trust, 6.599%, 1/15/2028[2]	3,940,000	3,951,083

Total Real Estate		11,048,996

Utilities - 2.9%
Electric Utilities - 0.9%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	2,290,000	2,289,856

Independent Power and Renewable Electricity Producers - 2.0%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	5,230,000	5,242,272

Total Utilities		7,532,128

TOTAL CORPORATE BONDS		82,424,258
(Identified Cost $91,598,582)

ASSET-BACKED SECURITIES - 16.1%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,600,000	1,498,854
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	775,518	705,282
CarMax Auto Owner Trust, Series 2020 - 4, Class A3, 0.50%, 8/15/2025	1,091,076	1,072,124
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,113,712	1,856,030
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	895,325	766,472

Investment Portfolio - September 30, 2023
(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	617,412	$519,695
Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	155,970	155,715
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	1,000,000	951,979
Series 2021-3A, Class B, 1.38%, 7/15/2030[2]	1,300,000	1,236,398
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	777,459
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,350,000	1,234,737
Flexential Issuer, Series 2021-1A, Class
A2, 3.25%, 11/27/2051[2]	1,525,000	1,335,537
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[2]	779,329	647,987
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,470,000	1,291,185
Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,400,000	2,308,185
KREF Ltd., Series 2021-FL2, Class
AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 6.747%, 2/15/2039[2,4]	1,500,000	1,435,442
Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	697,378	695,843
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	987,625	982,695
Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.164%), 6.479%,12/27/2066[2,4]	1,688,935	1,682,411
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	546,681	492,145
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	375,859	323,552
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight
Financing Rate 30 Day Average + 0.814%), 6.129%, 3/26/2040[2,4]	670,321	662,644
Oak Street Investment Grade Net Lease
Fund, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	1,901,179	1,685,411
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	286,175	285,821
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,850,000	2,662,941
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,120,000	2,081,208

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,074,525	$1,022,684
Series 2022-1, Class A1, 6.50%, 10/15/2034[2]	98,552	98,519
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,485,616	1,476,472
PHEAA Student Loan Trust, Series
2016-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.264%), 6.579%, 9/25/2065[2,4]	463,636	463,637
Slam Ltd., Series 2021-1A, Class A,
(Cayman Islands), 2.434%, 6/15/2046[2]	1,632,860	1,388,943
SLM Student Loan Trust,
Series 2011-2, Class A2, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.314%), 6.629%, 10/25/2034[4]	544,969	546,754
Series 2013-6, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 6.079%, 6/26/2028[4]	1,251,692	1,221,743
SMB Private Education Loan Trust,
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	146,829	140,222
Series 2017-B, Class A2B, (1 mo. U.S. Secured Overnight Financing Rate + 0.864%), 6.197%, 10/15/2035[2,4]	664,986	659,646
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	95,863	92,754
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	930,510
Store Master Funding I-VII, Series 2018-1A, Class A1, 3.96%, 10/20/2048[2]	1,394,266	1,351,921
Tricon American Homes,
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	948,169	938,054
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,394,843	1,237,366
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,580,459

TOTAL ASSET-BACKED SECURITIES		42,497,436
(Identified Cost $45,037,249)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.9%

Agate Bay Mortgage Trust, Series 2016- 2, Class A3, 3.50%, 3/25/2046[2,5]	928,177	800,227
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	862,529	738,878

Investment Portfolio - September 30, 2023

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,5]	247,300	$215,468
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,5]	4,018,899	3,408,392
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	4,158,228	3,392,737
Series 2021-69, Class WJ, 1.50%, 10/25/2050	637,254	515,191
Flagstar Mortgage Trust, Series 2021- 8INV, Class A3, 2.50%, 9/25/2051[2,5]	831,912	630,478
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K072, Class A2, 3.444%, 12/25/2027	1,000,000	934,696
Series K106, Class X1 (IO), 1.477%, 1/25/2030[5]	15,904,252	1,075,999
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	4,324,067	3,567,196
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	246,798	198,623
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,5]	828,041	678,214
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	556,698	462,542
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	646,801	537,018
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,5]	1,800,985	1,423,934
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	770,043	609,255
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,6]	1,332,711	1,186,136
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	2,000,000	1,961,408
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%, 10/25/2046[2,5]	737,326	662,701
Series 2019-INV3, Class A3A, 3.00%, 5/25/2050[2,5]	499,299	393,503
Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,5]	1,764,364	1,387,883
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.509%, 4/5/2042[2,5]	1,000,000	764,340
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 0.864%), 6.184%, 5/25/2055[2,4]	1,733,333	1,725,796
Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,5]	588,484	507,454

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.320%, 7/25/2029 (Acquired 7/24/2023, cost $4,498,054)[4,7]	4,498,054	$4,497,406
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	687,112	560,803
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	1,381,237	1,051,614
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	836,702	630,874
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,5]	946,108	782,006
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	882,541	802,569
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%, 5/25/2043[2,5]	483,370	400,196
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,5]	3,641,050	3,209,029
Series 2017-3, Class A19, 3.50%, 4/25/2047[2,5]	1,472,015	1,254,486
WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,5]	1,202,365	1,048,442

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $47,245,537)		42,015,494

MUNICIPAL BONDS - 1.4%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	2,240,000	1,595,741
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	1,355,000	1,142,148
Tampa-Hillsborough County Expressway Authority, Series B, Revenue Bond, BAM, 1.892%, 7/1/2029	1,000,000	822,542

TOTAL MUNICIPAL BONDS
(Identified Cost $4,676,213)		3,560,431

U.S. GOVERNMENT AGENCIES - 32.2%

Mortgage-Backed Securities - 32.2%
Fannie Mae
Pool #MA5043, UMBS, 5.00%, 6/1/2038	1,838,806	1,791,564
Pool #MA4687, UMBS, 4.00%, 6/1/2042	4,442,960	4,031,794
Pool #FS3146, UMBS, 4.50%, 10/1/2042	3,264,047	3,038,202
Pool #MA4851, UMBS, 5.00%, 11/1/2042	4,085,596	3,899,018

Investment Portfolio - September 30, 2023

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BK0433, UMBS, 3.50%, 12/1/2049	5,391,126	$4,650,563
Pool #FM6890, UMBS, 3.00%, 6/1/2050	1,996,016	1,670,659
Pool #CA6316, UMBS, 3.00%, 7/1/2050	4,844,500	4,017,972
Pool #FS1807, UMBS, 3.50%, 7/1/2051	4,238,027	3,695,706
Pool #FS1838, UMBS, 3.00%, 12/1/2051	4,392,996	3,675,655
Pool #MA4514, UMBS, 3.50%, 1/1/2052	1,582,482	1,364,279
Pool #BV5383, UMBS, 3.00%, 4/1/2052	2,704,409	2,259,060
Pool #MA4626, UMBS, 4.00%, 6/1/2052	6,460,378	5,763,273
Pool #MA4737, UMBS, 5.00%, 8/1/2052	3,926,383	3,707,163
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,439,006	2,360,262
Pool #CB6326, UMBS, 5.50%, 5/1/2053	3,946,554	3,818,078
Freddie Mac
Pool #RB5169, UMBS, 3.50%, 6/1/2042	4,560,399	4,010,157

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #RB5178, UMBS, 4.50%, 8/1/2042	2,175,652	$2,022,168
Pool #SC0393, UMBS, 5.00%, 6/1/2043	3,586,535	3,421,373
Pool #SD3152, UMBS, 3.00%, 2/1/2052	4,164,065	3,459,848
Pool #QE0356, UMBS, 3.50%, 4/1/2052	1,691,896	1,464,245
Pool #SD8230, UMBS, 4.50%, 6/1/2052	4,869,521	4,473,294
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,646,931	3,531,223
Pool #QE9161, UMBS, 4.50%, 9/1/2052	3,725,550	3,422,406
Pool #SD8276, UMBS, 5.00%, 12/1/2052	6,498,691	6,135,852
Pool #QG6308, UMBS, 6.00%, 7/1/2053	3,503,948	3,467,441

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $92,348,573)		85,151,255

SHORT-TERM INVESTMENT - 2.6%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[8]
(Identified Cost $6,982,776)	6,982,776	6,982,776

TOTAL INVESTMENTS - 99.4%
(Identified Cost $287,888,930)		262,631,650
OTHER ASSETS, LESS LIABILITIES - 0.6%		1,711,816

NET ASSETS - 100%		$264,343,466

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $94,268,029, which represented 35.7% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2023.

4Floating rate security. Rate shown is the rate in effect as of September 30, 2023.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2023.

Investment Portfolio - September 30, 2023

(unaudited)

6Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2023.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2023 was $4,497,406, or 1.7% of the Series’ Net Assets.

8Rate shown is the current yield as of September 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$85,151,255	$—	$85,151,255	$—
States and political subdivisions (municipals)	3,560,431	—	3,560,431	—
Corporate debt:
Communication Services	13,215,442	—	13,215,442	—
Consumer Discretionary	10,957,495	—	10,957,495	—
Consumer Staples	4,559,717	—	4,559,717	—
Energy	6,971,141	—	6,971,141	—
Financials	13,350,617	—	13,350,617	—
Industrials	7,666,408	—	7,666,408	—
Information Technology	4,542,317	—	4,542,317	—
Materials	2,579,997	—	2,579,997	—
Real Estate	11,048,996	—	11,048,996	—
Utilities	7,532,128	—	7,532,128	—
Asset-backed securities	42,497,436	—	42,497,436	—
Commercial mortgage-backed securities	42,015,494	—	42,015,494	—
Short-Term Investment	6,982,776	6,982,776	—	—
Total assets	$262,631,650	$6,982,776	$255,648,874	$—

There were no Level 3 securities held by the Series as of December 31, 2022 or September 30, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.